Schedule of other receivables and currents assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred offering costs		$ 1,839,846
Deposits	8,220,641	5,434,606
Prepayments and other deposits	6,730,423	626,540
Other receivables	16,007,620	12,305,853
Total	$ 30,958,684	$ 20,206,845